Long-Term Debt - Schedule of Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 2,962
2018	4,067
2019	5,676
2020	2,000
2021	186,500
Partnership debt	$ 201,205